Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Preferred participations certificates	Preferred shares	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022			$ 160	$ 66,917	$ (66,062)	$ (904)	$ 111
Balance (in Shares) at Dec. 31, 2022			2,570,316
Issuance of shares			$ 24	1,583			1,607
Issuance of shares (in Shares)			390,429
Shareholder transactions				366			366
Share-based compensation expense				149			149
Effect of translating financial statements from functional currency to presentation currency						(98)	(98)
Net loss					(3,332)		(3,332)
Balance at Dec. 31, 2023			$ 184	69,015	(69,394)	(1,002)	(1,197)
Balance (in Shares) at Dec. 31, 2023			2,960,745
Shareholder transactions				282			282
Share-based compensation expense				208			208
Effect of translating financial statements from functional currency to presentation currency						(92)	(92)
Net loss					(7,197)		(7,197)
Balance at Dec. 31, 2024			$ 184	69,505	(76,591)	(1,094)	(7,996)
Balance (in Shares) at Dec. 31, 2024			2,960,745
Issuance of shares pursuant to the recapitalization			$ 63	(63)
Issuance of shares pursuant to the recapitalization (in Shares)			1,021,060
Ordinary shares issued upon conversion of convertible loan				13,769			13,769
Ordinary shares issued upon conversion of warrants				2,327			2,327
Shareholder transactions				335			335
Share-based compensation expense				693			693
Reverse acquisition	$ 4		$ 31	7,067			7,102
Reverse acquisition (in Shares)	56,829	5,029	615,700
Accrued dividends on preferred shares				(14)			(14)
Exercise of pre-funded warrants			$ 13				13
Exercise of pre-funded warrants (in Shares)			200,000
Effect of translating financial statements from functional currency to presentation currency						(751)	(751)
Share-based compensation expense				72			72
Net loss					(8,300)		(8,300)
Balance at Dec. 31, 2025	$ 4		$ 291	$ 93,691	$ (84,891)	$ (1,845)	$ 7,250
Balance (in Shares) at Dec. 31, 2025	56,829	5,029	4,797,505